ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Retention balance, current	$ 200	$ 469
Construction services
Disclosure of financial assets [line items]
Retention balance, current	$ 120	$ 142